Parametric

TABS Intermediate-Term Municipal Bond Fund

October 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Obligations — 79.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.2%
Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,293,644

		$1,293,644

Education — 2.4%
Bethlehem Area School District Authority, PA:
0.384%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/30(1)(2)	$4,000	$4,000,000
0.384%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/32(1)(2)	1,000	1,000,000
Connecticut Health and Educational Facilities Authority, (Westminster School), 4.00%, 7/1/38	2,050	2,278,964
Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/40	600	683,298
Nevada System of Higher Education, 5.00%, 7/1/23	500	538,535
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	590	641,236
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), 5.00%, 10/1/32	1,530	1,957,834
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,388,460
University of Hawaii, 3.00%, 10/1/31	2,435	2,719,992
Virginia Commonwealth University, 4.00%, 11/1/32	1,285	1,509,104
Zionsville Community Schools Building Corp., IN, 5.00%, 7/15/25	350	391,972

		$17,109,395

Electric Utilities — 3.2%
Florida Municipal Power Agency:
3.00%, 10/1/32	$1,750	$1,914,062
3.00%, 10/1/33	1,100	1,199,572
Garland, TX, Electric Utility System Revenue:
4.00%, 3/1/32	1,015	1,204,003
4.00%, 3/1/33	1,055	1,248,498
4.00%, 3/1/34	375	442,793
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/33	1,070	1,245,330
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,566,675
Omaha Public Power District, NE, Prerefunded to 2/1/22, 5.00%, 2/1/29	810	819,704
Seattle, WA, Municipal Light and Power Revenue, 0.30%, (SIFMA + 0.25%), 11/1/26 (Put Date), 5/1/45(2)	2,000	2,018,320
Springfield Electric System Revenue, IL:
5.00%, 3/1/27	3,000	3,427,680
5.00%, 3/1/28	3,475	3,964,210
5.00%, 3/1/29	3,325	3,787,175

		$22,838,022

Escrowed/Prerefunded — 2.0%
Homewood, AL, Prerefunded to 9/1/26, 5.00%, 9/1/32	$370	$445,935
Illinois Finance Authority, (Northwestern Memorial HealthCare), Prerefunded to 8/15/22, 4.00%, 8/15/42	1,000	1,030,060

Security	Principal Amount (000’s omitted)	Value
Louisiana Transportation Authority:
Prerefunded to 8/15/23, 5.00%, 8/15/30	$1,885	$2,043,661
Prerefunded to 8/15/23, 5.00%, 8/15/31	1,230	1,333,529
Prerefunded to 8/15/23, 5.00%, 8/15/32	1,090	1,181,745
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, Prerefunded to 5/15/23, 5.00%, 5/15/33	2,000	2,146,580
South Dakota Building Authority:
Prerefunded to 6/1/24, 5.00%, 6/1/26	1,000	1,120,430
Prerefunded to 6/1/24, 5.00%, 6/1/32	1,500	1,680,645
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	2,885	2,993,909

		$13,976,494

General Obligations — 26.9%
Adams 12 Five Star Schools, CO:
5.00%, 12/15/28	$5,000	$6,052,200
5.00%, 12/15/30	5,000	6,027,050
Anchorage, AK, 5.00%, 9/1/28	1,835	2,124,710
Batavia, IL, 4.00%, 11/1/24	755	783,010
Beaumont, TX, Certificates of Obligation:
4.00%, 3/1/31	1,000	1,198,920
4.00%, 3/1/33	500	593,415
4.00%, 3/1/34	1,000	1,182,490
5.00%, 3/1/30	1,000	1,288,150
Brookline, MA, 5.00%, 3/15/30	2,270	2,900,992
California:
0.48%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(2)	23,160	23,209,099
4.00%, 8/1/36	2,025	2,304,511
Cape May County, NJ:
3.00%, 10/1/29	1,095	1,203,547
3.00%, 10/1/30	2,150	2,356,744
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/36	1,035	699,619
Cleveland Municipal School District, OH, 5.00%, 12/1/32	4,900	5,240,697
Connecticut, 3.00%, 1/15/32	2,900	3,235,994
Crystal Lake, IL, 4.00%, 12/15/23	455	473,901
Dallas County, TX, 5.00%, 8/15/29	5,200	6,245,512
Decatur, IL, 5.00%, 3/1/23	1,030	1,086,197
Denton County, TX, 4.00%, 7/15/30	1,000	1,176,290
El Monte Union High School District, CA, (Election of 2018):
4.00%, 6/1/33	250	287,058
4.00%, 6/1/34	300	343,872
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/32	3,260	4,011,039
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	957,760
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	4,145,803
Greensboro, NC, 5.00%, 2/1/28	1,790	2,151,097
Hawaii County, HI, 5.00%, 9/1/24	1,000	1,130,110
Kennewick School District No. 17, WA, 4.00%, 12/1/32	1,095	1,334,969
La Grange Park District, IL, 5.00%, 12/1/22	440	462,154
Lakeland, FL, 5.00%, 10/1/31	1,860	2,133,532
Long Beach Unified School District, CA, (Election of 2008):
0.00%, 8/1/31	1,675	1,247,506
0.00%, 8/1/32	1,500	1,068,285

Security	Principal Amount (000’s omitted)	Value
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	$5,000	$5,738,000
Los Angeles Unified School District, CA:
4.00%, 7/1/33	1,000	1,218,300
4.00%, 7/1/38	6,550	7,747,667
Macomb County, MI, 4.00%, 5/1/24	1,000	1,088,770
Madison County, TN, 5.00%, 5/1/23	1,115	1,193,083
Morris Township, NJ, 3.00%, 11/1/29	85	92,307
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	2,060,158
Neshaminy School District, PA, 4.00%, 11/1/26	660	706,299
New Hampshire, 4.00%, 12/1/32	2,085	2,469,391
New Jersey:
4.00%, 6/1/31	8,450	10,270,637
5.00%, 6/1/26	3,500	4,145,785
5.00%, 6/1/27	3,000	3,636,990
Ocean City, NJ, 2.00%, 10/15/29	2,530	2,634,641
Pennsylvania, Prerefunded to 6/1/22, 4.00%, 6/1/30	1,400	1,431,136
Port of Seattle, WA, Limited Tax General Obligation Bonds, 5.00%, 6/1/28	4,045	4,517,699
Richland County School District No. 2, SC, 4.00%, 3/1/32	3,000	3,607,860
Rio Grande City Grulla Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/32	1,160	1,438,562
4.00%, 8/15/33	1,175	1,451,313
4.00%, 8/15/34	1,345	1,654,834
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,762,981
San Angelo, TX, 3.00%, 2/15/30	3,790	4,269,208
San Diego Community College District, CA, 4.00%, 8/1/32	5,000	5,754,400
San Dieguito Union High School District, CA, (Election of 2012), 4.00%, 8/1/42	8,075	9,294,971
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,506,141
San Juan Unified School District, CA, (Election of 2012), 4.00%, 8/1/31	3,250	3,699,637
South Suburban Park and Recreation District, CO, 5.00%, 12/15/29	1,120	1,448,989
Southfield, MI:
4.00%, 5/1/27	1,015	1,185,956
4.00%, 5/1/28	1,160	1,368,522
St. Mary’s County, MD, 5.00%, 5/1/27	1,290	1,582,624
Township High School District No. 204, IL, 4.25%, 12/15/22	1,230	1,285,805
Vermont, 4.00%, 8/15/32	3,565	4,454,396
Washington, 4.00%, 7/1/33	3,000	3,677,010
Wylie Independent School District, TX, (PSF Guaranteed), 6.50%, 8/15/26	700	816,900
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,113,590

		$188,980,795

Hospital — 5.3%
Arizona Health Facilities Authority, (Banner Health), 0.30%, (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(2)	$1,000	$1,000,390
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/33	1,000	1,207,750
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,560	2,966,682
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,219,642
Massachusetts Development Finance Agency, (Berkshire Health Systems):
5.00%, 10/1/29	500	642,540
5.00%, 10/1/30	475	620,602
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	861,096
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	215	239,001

Security	Principal Amount (000’s omitted)	Value
Montgomery County, OH, (Dayton Children’s Hospital):
4.00%, 8/1/38(1)	$1,950	$2,286,414
4.00%, 8/1/39(1)	2,000	2,339,020
4.00%, 8/1/40(1)	3,000	3,500,910
Montgomery County, OH, (Kettering Health Network Obligated Group):
3.00%, 8/1/34	300	323,286
5.00%, 8/1/31	500	652,185
New York City Health and Hospitals Corp., NY, 5.00%, 2/15/27	2,675	3,246,995
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/34	1,360	1,601,890
Pima County Industrial Development Authority, AZ, (Tucson Medical Center):
4.00%, 4/1/35	800	954,800
4.00%, 4/1/36	845	1,004,975
4.00%, 4/1/37	875	1,037,671
5.00%, 4/1/33	1,000	1,303,350
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,220,043
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/24	520	575,983
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	690,126
Tampa, FL, (H. Lee Moffitt Cancer Center):
4.00%, 7/1/38	250	290,038
4.00%, 7/1/39	400	462,984
University of North Carolina Hospitals at Chapel Hill, 5.00%, 2/1/33	1,540	1,928,788
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,035,340

		$37,212,501

Housing — 1.3%
Massachusetts Housing Finance Agency, 1.45%, 12/1/49	$1,800	$1,809,810
New York Mortgage Agency:
2.05%, 4/1/28	1,000	1,033,890
2.15%, 4/1/29	1,390	1,438,845
2.25%, 4/1/30	1,000	1,027,700
2.35%, 4/1/31	1,835	1,888,233
2.40%, 10/1/31	1,130	1,164,454
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	1,000	1,000,610

		$9,363,542

Insured-Electric Utilities — 0.5%
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4):
(AGM), 4.00%, 1/1/38	$300	$345,003
(AGM), 4.00%, 1/1/38	300	345,003
(AGM), 4.00%, 1/1/39	345	395,877
(AGM), 4.00%, 1/1/39	305	348,746
(AGM), 4.00%, 1/1/40	315	359,507
(AGM), 4.00%, 1/1/40	400	456,516
(AGM), 4.00%, 1/1/41	485	552,211
(AGM), 4.00%, 1/1/41	500	569,290

		$3,372,153

Insured-General Obligations — 1.4%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,535	$2,249,038
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/29	5,000	4,506,600

Security	Principal Amount (000’s omitted)	Value
Yonkers, NY:
(BAM), 4.00%, 5/1/34	$695	$809,925
(BAM), 4.00%, 5/1/34	1,755	2,045,207

		$9,610,770

Insured-Special Tax Revenue — 0.5%
Westwood Magnolia Parkway Improvement District, TX:
(BAM), 4.00%, 6/15/38	$755	$872,757
(BAM), 4.00%, 6/15/39	785	904,673
(BAM), 4.00%, 6/15/40	820	941,762
(BAM), 4.00%, 6/15/41	850	974,508

		$3,693,700

Insured-Transportation — 0.8%
Metropolitan Transportation Authority, NY, (AGM), 0.834%, (67% of SOFR + 0.80%), 4/1/26 (Put Date), 11/1/32(2)	$5,500	$5,574,085

		$5,574,085

Insured-Water and Sewer — 0.4%
Pittsburgh Water and Sewer Authority, PA, (AGM), 0.70%, (SIFMA + 0.65%), 12/1/23 (Put Date), 9/1/40(2)	$3,000	$3,023,160

		$3,023,160

Lease Revenue/Certificates of Participation — 2.1%
Aspen Fire Protection District, CO:
4.00%, 12/1/24	$130	$143,243
4.00%, 12/1/28	225	264,794
Greater Texas Cultural Education Facilities Finance Corp., (Epicenter Multipurpose Facilities):
5.00%, 3/1/30	475	607,568
5.00%, 3/1/31	500	651,045
5.00%, 3/1/32	750	972,225
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	1,410	1,644,286
Orange County School Board, FL, 5.00%, 8/1/26	4,300	5,156,603
Palo Alto, CA, (California Avenue Parking Garage):
5.00%, 11/1/36	1,295	1,619,980
5.00%, 11/1/37	260	324,537
5.00%, 11/1/38	420	523,328
5.00%, 11/1/39	425	528,556
Palo Alto, CA, Certificates of Participation, 3.00%, 11/1/33	1,310	1,488,592
Virginia Public Building Authority, 4.00%, 8/1/35	800	954,376

		$14,879,133

Other Revenue — 13.0%
Bexar County, TX, Motor Vehicle Rental Tax Revenue, 4.00%, 8/15/36	$1,000	$1,148,590
Black Belt Energy Gas District, AL, 4.00%, 10/1/52	16,500	18,847,455
California Infrastructure and Economic Development Bank, (California Academy of Sciences), 0.40%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	2,500	2,509,075
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/30	1,055	1,236,534
5.00%, 12/1/31	965	1,130,623
5.00%, 12/1/35	380	443,217
5.00%, 12/1/36	450	524,070
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/37	2,000	2,401,040

Security	Principal Amount (000’s omitted)	Value
Kentucky Public Energy Authority, Gas Supply Revenue:
4.00%, 12/1/49	$5,000	$5,535,400
4.00%, 2/1/50	16,500	19,174,320
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 12/1/33	2,425	3,045,606
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00%, 5/1/52	10,000	11,715,900
(Liq: Royal Bank of Canada), 0.62%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(2)	8,000	8,028,160
Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	4,585	5,211,265
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 2/1/24 (Put Date), 10/1/48	10,000	10,741,300

		$91,692,555

Senior Living/Life Care — 0.3%
Colorado Health Facilities Authority, (Covenant Living Communities and Services), 4.00%, 12/1/40	$500	$573,805
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,164,180

		$1,737,985

Special Tax Revenue — 0.7%
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	$1,500	$1,772,670
5.00%, 11/1/31	3,220	3,372,177

		$5,144,847

Transportation — 12.9%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 0.50%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$2,000	$2,023,900
Central Texas Regional Mobility Authority:
4.00%, 1/1/34	900	1,046,727
5.00%, 1/1/30	1,080	1,379,182
5.00%, 1/1/34	1,250	1,601,100
Charlotte, NC, (Charlotte Douglas International Airport), 4.00%, 7/1/38	1,000	1,194,410
Chicago, IL, (O’Hare International Airport):
5.00%, 1/1/33	1,000	1,134,390
5.00%, 1/1/34	2,500	3,137,175
5.00%, 1/1/34	1,000	1,134,390
5.25%, 1/1/33	3,750	4,524,600
5.25%, 1/1/34	3,750	4,527,000
5.25%, 1/1/37	1,500	1,800,780
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	3,825	4,190,058
El Paso, TX, (El Paso International Airport):
5.00%, 8/15/22	655	679,877
5.00%, 8/15/33	955	1,216,746
Florida Department of Transportation, 5.00%, 7/1/28	2,455	2,952,039
Georgia Ports Authority:
5.00%, 7/1/30(1)	1,400	1,826,076
5.00%, 7/1/33(1)	2,625	3,455,209
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,159,470
Illinois Toll Highway Authority, 5.00%, 1/1/33	100	116,562
Massachusetts Department of Transportation, 5.00%, 1/1/31	1,965	2,455,150

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, NY:
0.364%, (67% of SOFR + 0.33%), 4/1/24 (Put Date), 11/1/35(2)	$2,375	$2,369,134
5.00%, 11/15/29	5,965	6,867,266
5.00%, 11/15/29	1,390	1,636,711
5.00%, 11/15/29	1,530	1,801,560
Series 2015F, 5.00%, 11/15/28	2,560	2,959,718
Metropolitan Transportation Authority, NY, Green Bonds:
4.00%, 11/15/32	5,000	5,593,500
5.00%, 11/15/25	3,480	4,051,799
Riverside County Transportation Commission, CA:
4.00%, 6/1/37	2,375	2,809,958
4.00%, 6/1/38	2,625	3,095,899
4.00%, 6/1/39	2,575	3,024,337
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/35	1,685	2,064,243
5.00%, 7/1/36	1,615	1,973,982
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), 5.00%, 5/1/34	2,950	3,862,877
Triborough Bridge and Tunnel Authority, NY, 0.414%, (67% of SOFR + 0.38%), 2/1/24 (Put Date), 1/1/32(2)	3,000	3,003,960
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	3,000	3,740,610

		$90,410,395

Water and Sewer — 5.6%
Cherokee County Water and Sewerage Authority, GA:
5.00%, 8/1/26	$1,650	$1,984,686
5.00%, 8/1/27	1,200	1,482,036
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	3,870	4,480,454
Garland, TX, Water and Sewer System Revenue, 4.00%, 3/1/31	1,370	1,620,915
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,096,900
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/30	600	741,192
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/36	6,000	7,050,600
4.00%, 6/15/39	6,000	7,185,240
Series EE, 5.00%, 6/15/35	1,155	1,240,920
Rancho California Water District Financing Authority:
4.00%, 8/1/37	2,275	2,728,294
4.00%, 8/1/38	4,500	5,385,330
San Diego Public Facilities Financing Authority, CA, Water Revenue:
4.00%, 8/1/38	1,000	1,194,340
4.00%, 8/1/39	1,000	1,191,530
Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, Prerefunded to 8/15/23, 5.00%, 8/15/31	1,735	1,881,035

		$39,263,472

Total Tax-Exempt Municipal Obligations — 79.5% (identified cost $533,342,401)		$559,176,648

Taxable Municipal Obligations — 0.2%

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.2%
Successor Agency to San Diego Redevelopment Agency, CA:
3.625%, 9/1/25	$500	$545,415
3.75%, 9/1/26	625	683,081

Total Taxable Municipal Obligations — 0.2% (identified cost $1,122,723)		$1,228,496

U.S. Treasury Obligations — 15.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Notes:
1.125%, 2/29/28	$60,000	$59,066,015
1.125%, 2/15/31	55,000	53,057,813

Total U.S. Treasury Obligations — 15.9% (identified cost $112,269,263)		$112,123,828

Total Investments — 95.6% (identified cost $646,734,387)		$672,528,972

Other Assets, Less Liabilities — 4.4%		$31,281,726

Net Assets — 100.0%		$703,810,698

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2021, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	16.8%
New York	10.2%
Others, representing less than 10% individually	52.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2021, 3.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 2.1% of total investments.

(1)	When-issued security.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2021.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guarantee Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SOFR	-	Secured Overnight Financing Rate

The Fund did not have any open derivative instruments at October 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Obligations	$—	$559,176,648	$—	$559,176,648
Taxable Municipal Obligations	—	1,228,496	—	1,228,496
U.S. Treasury Obligations	—	112,123,828	—	112,123,828
Total Investments	$—	$672,528,972	$—	$672,528,972

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.